INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments In And Advance To Affiliates, Subsidiaries, Associates And Joint Ventures [Roll Forward]
Carrying value, beginning balance	$ 458,557
Carrying value, ending balance	128,407	$ 458,557
Other Unconsolidated affiliates
Investments In And Advance To Affiliates, Subsidiaries, Associates And Joint Ventures [Roll Forward]
Carrying value, beginning balance	118,072	115,886
Share of income after tax	14,851	15,168
Acquisition of Legacy Dole investments	22,314
Other additions	3,242
Gain from investments acquired	7,670
Equity method investments becoming subsidiaries	(11,970)	(5,328)
Disposals	(9,537)
Dividends declared	(10,611)	(15,292)
Foreign exchange impact and other	(5,624)	7,638
Carrying value, ending balance	$ 128,407	$ 118,072